Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	8.00%
Pooled funds, percentage of investment in listed equity securities	7.00%
Japanese companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	32.00%	34.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	19.00%	20.00%
Foreign bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	12.00%	12.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	81.00%	80.00%
Japanese bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	28.00%	29.00%
Foreign companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	21.00%	21.00%